TYPE:	13F-HR
PERIOD	03/31/2005
FILER
   CIK	0001164061
   CCC	5vyj*xbs
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 731 Alexander Road, Suite 301
	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altera Corporation             COM              021441100      268 13550.0000SH      SOLE               13550.0000
Altria Group Inc               COM              02209S103      974 14900.0000SH      SOLE               14900.0000
Amazon.Com Inc                 COM              023135106      662 19325.0000SH      SOLE               19325.0000
Anheuser-Busch Cos Inc         COM              035229103     1160 24475.0000SH      SOLE               24475.0000
Automatic Data Processing      COM              053015103     2052 45656.0000SH      SOLE               45656.0000
Beckman Coulter Inc            COM              075811109      306 4600.0000SH       SOLE                4600.0000
Bed Bath & Beyond Inc          COM              075896100      376 10300.0000SH      SOLE               10300.0000
Bemis Company                  COM              081437105      279 8954.0000SH       SOLE                8954.0000
Berkshire Hthwy Cl A           COM              084670108     7482  86.0000 SH       SOLE                  83.0000            3.0000
Berkshire Hthwy Cl B           COM              084670207    20468 7166.5000SH       SOLE                7014.5000          152.0000
Boulder Total Return Fund      COM              101541100    21057 1206709.0000SH    SOLE             1198075.0000         8634.0000
Bristol-Myers Squibb Co        COM              110122108      849 33334.0000SH      SOLE               33334.0000
Cephalon Inc                   COM              156708109      218 4650.0000SH       SOLE                4650.0000
China Yuchai Intl Ltd          COM              G21082105       87 10300.0000SH      SOLE               10300.0000
Cisco Systems Inc Com          COM              17275R102      245 13687.0000SH      SOLE               13687.0000
Citigroup Inc Com              COM              172967101     1121 24943.9998SH      SOLE               24051.9998          892.0000
Claire's Stores Inc            COM              179584107      320 13900.0000SH      SOLE               13900.0000
Coca Cola Co Com               COM              191216100      280 6713.0000SH       SOLE                6713.0000
Comcast Corp-Special Cl A      COM              20030N200     1553 46450.0000SH      SOLE               46450.0000
Costco Wholesale Corp          COM              22160K105     1755 39725.0000SH      SOLE               39725.0000
Danaher Corp                   COM              235851102      628 11750.0000SH      SOLE               11750.0000
Dell Inc                       COM              24702R101      304 7915.0000SH       SOLE                7815.0000          100.0000
Disney Walt Co Com             COM              254687106     1092 38021.0000SH      SOLE               38021.0000
E*Trade Group Inc              COM              269246104      676 56345.0000SH      SOLE               56345.0000
EMC Corp Mass Com              COM              268648102     1179 95700.0000SH      SOLE               95700.0000
El Paso Corp                   COM              28336L109      644 60850.0000SH      SOLE               60850.0000
Exxon Mobil Corproration       COM              30231G102      235 3949.0000SH       SOLE                3949.0000
First Data Corp                COM              319963104      619 15745.0000SH      SOLE               15745.0000
Fiserv Inc                     COM              337738108      758 19050.0000SH      SOLE               19050.0000
Forest City Enterprises Cl A   COM              345550107      225 3520.0000SH       SOLE                3520.0000
General Elec Co Com            COM              369604103      800 22174.0000SH      SOLE               21972.0000          202.0000
H&R Block Inc                  COM              093671105      591 11675.0000SH      SOLE               11675.0000
Hewlett-Packard Co             COM              428236103      231 10525.0000SH      SOLE               10525.0000
Home Depot Inc Com             COM              437076102     2058 53816.0000SH      SOLE               53816.0000
IAC/InterActiveCorp            COM              44919P102      596 26750.0000SH      SOLE               26750.0000
IShares DJ Select Dividend     COM              464287168      274 4575.0000SH       SOLE                4575.0000
IShares MSCI Japan Index Fd    COM              464286848      586 55875.0000SH      SOLE               55875.0000
IShares NASDAQ Biotech Index   COM              464287556      227 3570.0000SH       SOLE                3570.0000
Intel Corp Com                 COM              458140100      613 26377.0000SH      SOLE               26177.0000          200.0000
Ivax Corp                      COM              465823102      470 23775.0000SH      SOLE               23775.0000
JP Morgan Chase & Co.          COM              46625H100     2041 58997.0000SH      SOLE               58997.0000
JetBlue Airways Corp           COM              477143101      190 10000.0000SH      SOLE               10000.0000
Johnson & Johnson Com          COM              478160104      459 6832.0000SH       SOLE                6832.0000
Laboratory Corp of Amer Hldgs  COM              50540R409      564 11700.0000SH      SOLE               11700.0000
Landauer Inc                   COM              51476K103      447 9400.0000SH       SOLE                9400.0000
Leucadia Natl Corp Com         COM              527288104     1233 35900.0000SH      SOLE               35900.0000
Level 3 Communications Inc     COM              52729N100       31 15000.0000SH      SOLE                1000.0000        14000.0000
Liz Claiborne Inc              COM              539320101      401 10004.0000SH      SOLE               10004.0000
Marsh & McLennan Cos           COM              571748102      471 15491.0000SH      SOLE               15491.0000
McCormick & Co-Non Vtg Shs     COM              579780206      267 7750.0000SH       SOLE                7750.0000
McDonald's Corporation         COM              580135101      459 14749.0000SH      SOLE               14749.0000
Merck & Co Inc Com             COM              589331107     1257 38845.0000SH      SOLE               38595.0000          250.0000
Mercury Genl Corp New Com      COM              589400100      785 14200.0000SH      SOLE               14100.0000          100.0000
Microsoft Corp Com             COM              594918104     1140 47185.0000SH      SOLE               46935.0000          250.0000
Mitsubishi Tokyo Fin Grp ADR   COM              606816106      526 60800.0000SH      SOLE               60800.0000
News Corp Cl B                 COM              65248E203      488 27700.0000SH      SOLE               27700.0000
Nextel Communications Inc-A    COM              65332V103      637 22400.0000SH      SOLE               22400.0000
Nokia Corp - Spon ADR          COM              654902204      236 15315.0000SH      SOLE               15215.0000          100.0000
Northern Trust Corp            COM              665859104      261 6000.0000SH       SOLE                6000.0000
Omnicare Inc Com               COM              681904108      590 16650.0000SH      SOLE               16650.0000
Pfizer Inc Com                 COM              717081103      673 25632.0000SH      SOLE               25495.0000          137.0000
Philips Electronics-NY Shr     COM              500472303      338 12300.0000SH      SOLE               12300.0000
Pier 1 Imports Inc             COM              720279108      451 24750.0000SH      SOLE               24750.0000
Plum Creek Timber Co Inc       COM              729251108     1295 36275.0000SH      SOLE               36275.0000
RLI Corp Com                   COM              749607107     1267 30566.2500SH      SOLE               29646.2500          920.0000
Reebok Intl Ltd Com            COM              758110100      221 5000.0000SH       SOLE                5000.0000
Scientific-Atlanta Inc         COM              808655104      353 12495.0000SH      SOLE               12495.0000
Shaw Communications Inc B      COM              82028K200     1579 77475.0000SH      SOLE               77475.0000
Six Flags Inc                  COM              83001P109      785 190450.0000SH     SOLE              190450.0000
Texas Instruments Inc          COM              882508104      845 33165.0000SH      SOLE               33165.0000
The DirecTV Group Inc          COM              25459L106     1331 92287.0000SH      SOLE               92287.0000
Time Warner Inc                COM              887317105      647 36857.0000SH      SOLE               36857.0000
UST Inc Com                    COM              902911106      494 9550.0000SH       SOLE                9550.0000
UTSTARCOM Inc                  COM              918076100      122 11150.0000SH      SOLE               11150.0000
UnitedHealth Group Inc         COM              91324P102      555 5820.0000SH       SOLE                5820.0000
Wal Mart Stores Inc Com        COM              931142103      373 7453.0000SH       SOLE                7453.0000
Waste Management Inc Com       COM              94106L109     1002 34730.0000SH      SOLE               34730.0000
Wells Fargo & Co New Com       COM              949746101      231 3860.0000SH       SOLE                3860.0000
Yankee Candle Co               COM              984757104      330 10425.0000SH      SOLE               10425.0000